3. Summary of Significant Accounting Policies: (m) Flow-Through Shares (Policies)	12 Months Ended
Jun. 30, 2023
Policies
(m) Flow-Through Shares

(m)Flow-Through Shares

Proceeds received from the issuance of flow-through shares are restricted to be used only for Canadian resource property exploration expenditures within a two-year period. The portion of the proceeds received but not yet expended at the end of the year is disclosed separately.

The issuance of flow-through common shares results in the tax deductibility of the qualifying resource expenditures funded from the proceeds of the sales of such common shares being transferred to the purchasers of the shares. On the issuance of such shares, the Company bifurcates the flow-through shares into a flow-through share premium, equal to the estimated fair value of the premium that investors pay for the flow-through tax feature, which is recognized as a liability, and equity values of share capital and/or warrants. As related exploration expenditures are incurred, the Company derecognizes the premium liability and recognizes the related recovery.